Earnings Per Share	12 Months Ended
Dec. 31, 2017
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Earnings Per Share

Note 22: Earnings Per Share

Taking into account the division of the nominal value of shares of the Company by 15, which was decided by the annual general meeting on December 9, 2011, the amount of shares is adjusted, and multiplying it by 15, for all the outstanding shares presented. The basic earnings per share is calculated by dividing the net income going to the shareholders of the Company by the weighted average number of common shares outstanding during the course of the fiscal year. The weighted average number of shares was 21,522,342 in 2015. The weighted average number of shares was 24,454,850 in 2016. The weighted average number of shares was 24,757,176 in 2017.

The instruments that entitle their holders to a portion of the share capital on a deferred basis (BSAs, BSPCEs) are considered to be anti-dilutive (2,033,768 instruments in 2015, 2,360,945 instruments in 2016 and 3,309,539 instruments in 2017). These instruments are presented in detail in Note 17. Therefore, the diluted earnings per share are identical to the basic earnings per share.

	December 31,
	2015	2016	2017
	(thousands of Euros)
Net income of the reporting period	(44,674)	(114,531)	(147,693)
Adjusted weighted average number of outstanding shares	21,522,342	24,454,850	24,757,176

Basic / Diluted earnings per share (€/share)	(2.08)	(4.68)	(5.97)